Joint Arrangements - Husky Midstream Limited Partnership (Details) - CAD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	[1]	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of joint ventures [line items]
Net Earnings (Loss)	$ 2,432,000,000	$ 224,000,000		$ 4,057,000,000	$ 444,000,000	[1]
Husky Midstream Limited Partnership
Disclosure of joint ventures [line items]
Share of equity investment				35.00%
Net Earnings (Loss)				$ 80,000,000	50,000,000
Unrecognised share of pre-tax net losses of joint ventures				6,000,000	12,000,000
Investments in Equity-Accounted Affiliates	$ 0			0			$ 0
Unrecognised share of losses of joint ventures				17,000,000	7,000,000
Dividends received				22,000,000	37,000,000
Joint venture, contributions				$ 30,000,000	$ 32,000,000
Husky Midstream Limited Partnership | Power Assets Holding Ltd.
Disclosure of joint ventures [line items]
Share of equity investment				49.00%
Husky Midstream Limited Partnership | Cheung Kong Infrastructure Holdings Ltd.
Disclosure of joint ventures [line items]
Share of equity investment				16.00%

[1]	See Note 3 for revisions to prior period results.